Loans Held for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Loans Held for Sale [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Loans held for sale as of December 31, 2013 and 2012, consist of the following:

	2013	2012
Mortgage warehouse (carried at fair value)	$613,459	$1,452,236
Other residential (carried at fair value)	58,912	—
Total loans held for sale carried at fair value	672,371	1,452,236
Government insured pool buyouts	53,823	96,635
Other residential	8,939	539,175
Commercial and commercial real estate	56,249	—
Total loans held for sale carried at lower of cost or market	119,011	635,810
Total loans held for sale	$791,382	$2,088,046

Schedule of Cash Flows Between Transferee and Transferor [Table Text Block]
The following is a summary of cash flows related to transfers accounted for as sales for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Proceeds received from agency securitizations	$9,031,693	$8,297,369	$5,037,329

Proceeds received from nonagency sales - residential	1,641,101	361,168	444,048
Proceeds received from nonagency sales - commercial and commercial real estate	74,551	—	—
Proceeds received from nonagency sales	1,715,652	361,168	444,048

Repurchased loans from agency securitizations	4,738	7,363	9,149
Repurchased loans from nonagency sales	19,234	31,494	20,884